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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                              ------------------------

Check here if Amendment [ ]; Amendment No.:
                                              ------------------------

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Camden Partners Holdings, LLC
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Address: 500 East Pratt Street
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         Suite 1200
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         Baltimore, Maryland 21202
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Form 13F File Number: 28-12730
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Donald W. Hughes
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Title: Chief Financial Officer
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Phone: 410-878-6800
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Signature, Place, and Date of Signing:

/s/ Donald W. Hughes              Baltimore, Maryland        May 7, 2012
--------------------              -------------------      -----------------
      [Signarure]                    [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                  -------

Form 13F Information Table Entry Total: 77
                                      -------

Form 13F Information Table Value Total: $70,991     (in thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

COLUMN 1                             COLUMN 2      COLUMN 3  COLUMN 4    COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------                           --------------  --------- -------- --------------- ---------- -------- -------------------
                                                                                                           VOTING AUTHORITY
                                                                                                          -------------------
                                                                       SHRS
                                                                        OR
                                                              VALUE    PRN   SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                     TITLE OF CLASS   CUSIP    (X$1000)  AMT   PRN CALL DISCRETION MANAGERS  SOLE  SHARED OTHER
--------------                     --------------  --------- -------- ------ --- ---- ---------- -------- ------ ------ -----
Connecticut Water Service Inc..... COM             207797101   260     9,200 SH        Defined     N/A     9,200
FEI Co............................ COM             30241L109   236     4,800 SH        Defined     N/A     4,800
Power Integrations Inc............ COM             739276103   232     6,250 SH        Defined     N/A     6,250
Arbitron Inc...................... COM             03875Q108   231     6,250 SH        Defined     N/A     6,250
Synaptics Inc..................... COM             87157D109   226     6,200 SH        Defined     N/A     6,200
ADTRAN Inc........................ COM             00738A106   218     7,000 SH        Defined     N/A     7,000
Rovi Corporation.................. COM             779376102   218     6,700 SH        Defined     N/A     6,700
Valmont Industries, Inc........... COM             920253101   217     1,850 SH        Defined     N/A     1,850
Procera Networks, Inc............. COM NEW         74269U203   217     9,700 SH        Defined     N/A     9,700
Sourcefire Inc.................... COM             83616T108   217     4,500 SH        Defined     N/A     4,500
Monotype Imaging Holdings, Inc.... COM             61022P100   216    14,500 SH        Defined     N/A    14,500
DTS Inc........................... COM             23335C101   209     6,900 SH        Defined     N/A     6,900
Cepheid........................... COM             15670R107   178     4,250 SH        Defined     N/A     4,250
Conceptus Inc..................... COM             206016107   167    11,600 SH        Defined     N/A    11,600
Acuity Brands, Inc................ COM             00508Y102   166     2,650 SH        Defined     N/A     2,650
Starwood Property Trust, Inc...... COM             85571B105   166     7,900 SH        Defined     N/A     7,900
Dana Holdings Corp................ COM             235825205   166    10,700 SH        Defined     N/A    10,700
Texas Pacific Land Trust.......... SUB CTF PROP    882610108   160     3,400 SH        Defined     N/A     3,400
Twin Disc Inc..................... COM             901476101   159     6,100 SH        Defined     N/A     6,100
Acacia Research Corp.............. COM             003881307   157     3,750 SH        Defined     N/A     3,750
Titan International Inc. Ill...... COM             88830M102   154     6,500 SH        Defined     N/A     6,500
Digimarc Corp..................... COM             25381B101   152     5,450 SH        Defined     N/A     5,450
Petroleum Development Corporation. COM             716578109   152     4,100 SH        Defined     N/A     4,100
Allied Nevada Gold Corp........... COM             019344100   151     4,650 SH        Defined     N/A     4,650
Vitran Corp Inc................... COM             92850E107   146    18,300 SH        Defined     N/A    18,300
Federal Mogul Corp................ COM             313549404   145     8,400 SH        Defined     N/A     8,400
Visteon Crop...................... COM NEW         92839U206   143     2,700 SH        Defined     N/A     2,700
Isis Pharmaceuticals, Inc......... COM             464330109   143    16,300 SH        Defined     N/A    16,300
Regis Corp........................ COM             758932107   140     7,600 SH        Defined     N/A     7,600
Insulet Corporation............... COM             45784P101   139     7,250 SH        Defined     N/A     7,250
Universal Display Corp............ COM             91347P105   137     3,750 SH        Defined     N/A     3,750
Genomic Health, Inc............... COM             37244C101   136     4,450 SH        Defined     N/A     4,450

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
Ciena Corp........................ COM        171779309 134  8,300 SH    Defined N/A  8,300
Clean Energy Fuels Corp........... COM        184499101 128  6,000 SH    Defined N/A  6,000
Reald Inc......................... COM        75604L105 123  9,100 SH    Defined N/A  9,100
Insteel Industries Inc............ COM        45774W108 120  9,900 SH    Defined N/A  9,900
Gibraltar Industries, Inc......... COM        374689107 118  7,800 SH    Defined N/A  7,800
Avanir Pharmaceuticals............ CL A NEW   05348P401 118 34,400 SH    Defined N/A 34,400
MDC Partners Inc.................. CL A       552697104 117  9,550 SH    Defined N/A  9,550
Mcewen Mining Inc................. COM        58039P107 115 25,900 SH    Defined N/A 25,900
Mako Surgical Corp................ COM        560879108 114  2,700 SH    Defined N/A  2,700
Lennar Corp....................... CL A       526057104 111  4,100 SH    Defined N/A  4,100
Goodrich Petroleum Corp........... COM        382410405 110  5,800 SH    Defined N/A  5,800
MYR Group Inc..................... COM        55405W104 110  6,150 SH    Defined N/A  6,150
General Cable Corp................ COM        369300108 109  3,750 SH    Defined N/A  3,750
Logmein Inc....................... COM        54142L109 104  2,950 SH    Defined N/A  2,950
Brookfield Residential Propane.... COM        11283W104 103  9,700 SH    Defined N/A  9,700
Immersion Corp.................... COM        452521107 100 18,400 SH    Defined N/A 18,400
Powersecure International, Inc.... COM        73936N105 100 16,500 SH    Defined N/A 16,500
Rochester Medical Corp............ COM        771497104  96  9,800 SH    Defined N/A  9,800
Nymox Pharmaceutical Corporation.. COM        67076P102  95 11,800 SH    Defined N/A 11,800
Horace Mann Educators Corp........ COM        440327104  93  5,300 SH    Defined N/A  5,300
Layne Christensen Co.............. COM        521050104  91  4,100 SH    Defined N/A  4,100
OCZ Technology Group Inc.......... COM        67086E303  91 13,000 SH    Defined N/A 13,000
Cloud Peak Energy Inc............. COM        18911Q102  89  5,600 SH    Defined N/A  5,600
Colony Financial Inc.............. COM        19624R106  84  5,100 SH    Defined N/A  5,100
Imperva Inc....................... COM        45321L100  82  2,100 SH    Defined N/A  2,100
Cavium Networks, Inc.............. COM        14965A101  80  2,600 SH    Defined N/A  2,600
Global Power Equipment Group Inc.. COM PAR $  37941P207  80  2,900 SH    Defined N/A  2,900
NCI Building Systems Inc.......... COM NEW    628852204  74  6,400 SH    Defined N/A  6,400
Points International Ltd.......... COM NEW    730843208  72  6,800 SH    Defined N/A  6,800
Prolor Biotech Inc................ COM        74344F106  68 11,500 SH    Defined N/A 11,500
Lexicon Pharmaceuticals, Inc...... COM        528872104  65 35,000 SH    Defined N/A 35,000
Authentec Inc..................... COM        052660107  64 20,100 SH    Defined N/A 20,100
Oncogenex Pharmaceuticals Inc..... COM        68230A106  54  4,100 SH    Defined N/A  4,100
Active Network Inc................ COM        00506D100  52  3,100 SH    Defined N/A  3,100
Rexx Energy Corp.................. COM        761565100  50  4,700 SH    Defined N/A  4,700
Zix Corp.......................... COM        98974P100  46 15,900 SH    Defined N/A 15,900

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
Stec Inc.................................... COM  784774101     43      4,600 SH    Defined N/A      4,600
Red Lion Hotels Corp........................ COM  756764106     39      4,700 SH    Defined N/A      4,700
Senomyx Inc................................. COM  81724Q107     28     10,100 SH    Defined N/A     10,100
Princeton Review Inc........................ COM  742352107      1     19,000 SH    Defined N/A     19,000
AtriCure, Inc............................... COM  04963C209  9,155    920,132 SH    Defined N/A    920,132
National American University Holdings, Inc.. COM  63245Q105 12,597  1,999,449 SH    Defined N/A  1,999,449
CIBT Education Group........................ COM  17163Y102  2,070 10,894,558 SH    Defined N/A 10,894,558
Primo Water Corporation..................... COM  74165N105  1,805    925,491 SH    Defined N/A    925,491
RealPage, Inc............................... COM  75606N109 36,139  1,885,162 SH    Defined N/A  1,885,162